Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the Master Trust for the years ended December 31 are as follows:

	2025		2024
	Master Trust	Plan's interest in the Master Trust	Master Trust	Plan's interest in the Master Trust
Investments, at fair value:
Mosaic Company common stock	$13,661,386	$3,150,616	$14,786,436	$3,659,576
Mutual funds	90,608,478	14,955,969	94,246,522	17,157,947
Common collective trust funds	1,100,476,410	275,133,219	979,257,298	248,056,346
Money market fund	7,206,729	6,457,713	20,664,452	13,099,732
Total Investments	1,211,953,003	299,697,517	1,108,954,708	281,973,601
Total assets	1,211,953,003	299,697,517	1,108,954,708	281,973,601
Net assets	$1,211,953,003	$299,697,517	$1,108,954,708	$281,973,601
Net investment income of the Master Trust for the years ended December 31 is summarized as follows:

	2025	2024
Interest and dividend income	$6,499,499	$9,000,268
Total net realized and unrealized appreciation in fair value of investments	165,306,458	112,791,494
Investment income	$171,805,957	$121,791,762
Plan's interest in the Master Trust investment income	$41,056,662	$26,764,951